Equity - Schedule of the Equity Instrument (Detail) $ in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2021 CAD ($)	Oct. 31, 2020 CAD ($)	Oct. 31, 2021 USD ($)
Disclosure of classes of share capital [line items]
Total	$ 1,908	$ 1,908
4.8% Additional Tier 1 Capital Notes (NVCC) [member]
Disclosure of classes of share capital [line items]
Face value			$ 500
Interest rate (%)	4.80%
Redeemable at our option	Aug. 31, 2024
Total	$ 658	658
4.3% Limited Recourse Capital Notes [Member]
Disclosure of classes of share capital [line items]
Face value	$ 1,250
Interest rate (%)	4.30%
Redeemable at our option	Nov. 30, 2025
Total	$ 1,250	$ 1,250